Intangible Assets (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Summary of intangible assets
Cost	$ 1,675,838
Accumulated amortization	161,882
Total	1,513,956	1,541,887
Wave Energy Technology [Member]
Summary of intangible assets
Cost	1,218,238
Accumulated amortization	121,323
Total	1,096,915	1,117,219
Wind Energy Technology [Member]
Summary of intangible assets
Cost	457,600
Accumulated amortization	40,559
Total	$ 417,041	$ 424,668